LAND USE RIGHTS, NET	12 Months Ended
Sep. 30, 2017
Land Use Rights [Abstract]
Land Use Rights Disclosure [Text Block]
8 .	LAND USE RIGHTS, NET

Land use rights, net consist of the following:

	September 30,
	2016	2017
	RMB	RMB
Land use rights	17,241	17,241
Accumulated amortization	(2,842)	(3,390)

Land use rights, net	14,399	13,851

Land use rights with net values of RM
B
12,456 and
nil
have been pledged as collateral for bank loans as of September 30, 2016 and 2017.
Amortization expenses for the years ended September 30, 2015, 2016 and 2017 were RMB548, RMB548 and RMB548, respectively.